Summary of Significant Accounting Policies (Details) - Schedule of disaggregated revenue by course programs - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from continuing operations:
Total net revenues	¥ 97,366	¥ 299,296	¥ 215,750
Zhangmen Kids
Revenues from continuing operations:
Total net revenues	86,212	237,762	200,059
Others
Revenues from continuing operations:
Total net revenues	¥ 11,154	¥ 61,534	¥ 15,691